Dreyfus Moderate Allocation Fund
Dreyfus Moderate Allocation Fund
March 3, 2014 DREYFUS ALLOCATION FUNDS DREYFUS MODERATE ALLOCATION FUND Supplement to Summary and Statutory Prospectuses dated January 1, 2014
The following supplements the information contained in the funds' summary prospectus under the section entitled "Principal Investment Strategy - Equity Investments - Emerging Markets" and "Fund Summary - Principal Investment Strategy - Equity Investments - Emerging Markets" in the statutory prospectus and "Fund Details - Goal and Approach- Equity Investments - Emerging Markets" in the statutory prospectus:
Dreyfus Global Emerging Markets Fund